Note 7 - Equity - Schedule of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Balances	$ 31,131	$ (9,382)
Share-based compensation	3,470
Foreign currency translation adjustment (loss) gain	53	(194)
Net loss	(16,662)	(7,827)
Share-based compensation		371
Balances	$ 17,992	$ (17,032)
Common Stock [Member]
Balances (in shares)	27,885,613	23,184,612
Balances	$ 3	$ 2
Share-based compensation (in shares)	3,293
Share-based compensation
Foreign currency translation adjustment (loss) gain
Net loss
Share-based compensation
Balances (in shares)	27,888,906	23,184,612
Balances	$ 3	$ 2
Additional Paid-in Capital [Member]
Balances	246,979	170,950
Share-based compensation	3,438
Foreign currency translation adjustment (loss) gain
Net loss
Share-based compensation		371
Balances	250,417	171,321
Retained Earnings [Member]
Balances	(216,845)	(178,760)
Share-based compensation
Foreign currency translation adjustment (loss) gain
Net loss	(16,084)	(7,293)
Share-based compensation
Balances	(232,929)	(186,053)
AOCI Attributable to Parent [Member]
Balances	140	42
Share-based compensation
Foreign currency translation adjustment (loss) gain	57	(153)
Net loss
Share-based compensation
Balances	197	(111)
Parent [Member]
Balances	30,277	(7,766)
Share-based compensation	3,438
Foreign currency translation adjustment (loss) gain	57	(153)
Net loss	(16,084)	(7,293)
Share-based compensation		371
Balances	17,688	(14,841)
Noncontrolling Interest [Member]
Balances	854	(1,616)
Share-based compensation	32
Foreign currency translation adjustment (loss) gain	(4)	(41)
Net loss	(578)	(534)
Share-based compensation
Balances	$ 304	$ (2,191)